4. LEASEHOLD IMPROVEMENT LOAN	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
4. LEASEHOLD IMPROVEMENT LOAN

4.    Leasehold Improvement Loan

In connection with the lease of commercial real estate by the Company’s wholly owned subsidiary for the operation of the plasma collection center, the Company borrowed $125,980 from the lessor to pay for leasehold improvement costs in excess of the allowance provided for in the lease agreement. The loan bears interest at 9% and is payable in 120 monthly installments of $1,596 maturing December 31, 2018. Principal maturities under the loan are as follows:

2012	$10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$99,189